Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 285,412,243	$ 275,080,602
Less: accumulated depreciation	(78,835,120)	(54,432,453)
Total property and equipment, net	206,577,123	220,648,149
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	7,028,347	8,386,394
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	179,733,252	172,767,448
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	85,963,381	83,343,942
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	6,060,439	6,060,439
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	6,176,068	4,121,355
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 450,756	$ 401,024